INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2021
INCOME TAXES
Federal income tax rate
	2021	2020
Income tax provision at the federal statutory rate	21%	21%
Effect on operating losses	(21%)	(21%)

Schedule of deferred tax assets
	August 31, 2021	August 31, 2020
Deferred tax asset	$615,839	$807,225
Valuation allowance	(615,839)	(807,225)
Net deferred tax asset	$-	$-